UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23689

Puerto Rico Residents Bond Fund I

(Exact name of Registrant as specified in charter)

Banco Popular Center

209 Munoz Rivera, Suite 1112

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 781-5452

Jose Gonzalez

Banco Popular Center, Suite 1112, 209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: May 21, 2021 – June 30, 2021

Item 1 – Proxy Voting Record.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Puerto Rico Residents Bond Fund I

By:	/s/ Javier Rubio
Javier Rubio Co-President

By:	/s/ Leslie Highley
Leslie Highley Co-President

Date: August 27, 2021

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